Note 6 - Related Party Transactions	6 Months Ended
Jun. 30, 2023
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]

6. Related Party Transactions

Details of the Company’s transactions with related parties did not change in the six-month period ended  June 30, 2023 and are discussed in Note 8 of the Company’s consolidated financial statements for the year ended  December 31, 2022, included in the 2022 Annual Report.

The Company’s vessel owning companies are parties to management agreements with the Management Company, which is controlled by members of the Pittas family, whereby the Management Company provides technical and commercial vessel management for a fixed daily fee of Euro 720 and Euro 775 for the six-month periods ended  June 30, 2022 and 2023, respectively, under the Company’s Master Management Agreement (“MMA”) with Eurobulk. Vessel management fees paid to the Management Company amounted to $2,345,944 and $2,752,178 in the six-month periods ended  June 30, 2022 and 2023, respectively. The MMA was further renewed on  January 1, 2023 for an additional five-year term until  January 1, 2028. The daily management fee was adjusted for inflation at Euro 775 for the year 2023 from Euro 720 in the year 2022 and  may be adjusted annually for inflation in the Eurozone. These fees are recorded under "Related party management fees" in the unaudited condensed consolidated statements of comprehensive income.

In addition to the vessel management services, the Management Company provides the Company with the services of its executives, services associated with the Company being a public company and other services to the Company’s subsidiaries. For each of the six-month periods ended  June 30, 2022 and 2023, compensation paid to the Management Company for such additional services to the Company was $1,000,000 and $1,075,000 respectively. This amount is included in “General and administrative expenses” in the unaudited condensed consolidated statements of comprehensive income.

Amounts due to or from related company represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Company during the normal course of operations for which a right of offset exists. As of  December 31, 2022 the amount due from related company was $32,146. As of  June 30, 2023, the amount due to related company was $1,141,102.

The Company uses brokers for various services, as is industry practice. Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales price and 1.25% of charter revenues. A commission of 1% of the purchase price is also paid to Eurochart by the seller of the vessel for acquisitions the Company makes using Eurochart's services. Commission to Eurochart for the sale of M/V Akinada Bridge was $142,266 for the six-month period ended June 30, 2023, recorded in “Gain on sale of vessel” in the unaudited condensed consolidated statement of comprehensive income. Commissions to Eurochart S.A. for chartering services were $1,218,107 and $1,159,646 for the six-month periods ended  June 30, 2022 and 2023, respectively, recorded in “Commissions” in the unaudited condensed consolidated statements of comprehensive income. In May and June 2022, the Company withheld the amount of $175,000 and $175,000, respectively, from the sellers of M/V “Rena P” and M/V “Emmanuel P”, on behalf of Eurochart, as a 1% commission in connection with the acquisition of the two vessels.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”), is a company owned by certain members of the Pittas family, together with two other unrelated ship management companies, which provides crewing services. Sentinel is paid a commission on insurance premiums not exceeding 5%; Technomar is paid a fee of about $50 per crew member per month. Total fees charged by Sentinel and Technomar were $59,834 and $121,600 in the first six months of 2022, respectively. In the first six months of 2023, total fees charged by Sentinel and Technomar were $52,686 and $107,371, respectively.  These amounts are recorded in “Vessel operating expenses” in the unaudited condensed consolidated statements of comprehensive income.